SCHEDULE II- VALUATION AND QUALIFYING ACCOUNTS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance, January 1	$ 921		$ 686		$ 548
Deconsolidation/Purchase Price Adjustment for PDCM	0		121		135
Charged to Cost and Expense	258		135		307
Deductions	153	[1]	21	[1]	34	[1]
Ending Balance, December 31	1,026		921		686
Valuation Allowance for Unproved Natural Gas and Crude Oil Properties [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance, January 1	12,204		16,996		15,001
Deconsolidation/Purchase Price Adjustment for PDCM	0		260		19
Charged to Cost and Expense	4,207		2,611		6,120
Deductions	8,375	[1]	7,143	[1]	4,106	[1]
Ending Balance, December 31	8,036		12,204		16,996
Valuation Allowance of State Tax Benefits [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance, January 1					747
Deconsolidation/Purchase Price Adjustment for PDCM					0
Charged to Cost and Expense					0
Deductions					747	[1]
Ending Balance, December 31					$ 0

[1]	For allowance for doubtful accounts, deductions represent the write-off of accounts receivable deemed uncollectible. For valuation allowance for unproved natural gas and crude oil properties, deductions represent accumulated amortization of expired or abandoned unproved natural gas and crude oil properties. For valuation allowance for state tax benefits, deductions represent expired or unutilized state tax benefits.